Credit Risk and Concentrations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Concentration Risk [Line Items]
Net revenues	$ 714	$ 11,053	$ 2,949	$ 37,494
Customer concentration risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Net revenues	$ 211		$ 633
Concentration risk, percentage	29.00%		21.00%
Customer concentration risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Net revenues			$ 520
Concentration risk, percentage			18.00%
Customer concentration risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Net revenues	$ 166	$ 3,613	$ 323
Concentration risk, percentage	23.00%	33.00%	11.00%
Customer concentration risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Net revenues	$ 121
Concentration risk, percentage	17.00%
Customer concentration risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Net revenues				$ 5,264
Concentration risk, percentage				14.00%
Customer concentration risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Net revenues		$ 1,424
Concentration risk, percentage		13.00%
Customer concentration risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Net revenues		$ 1,237
Concentration risk, percentage		11.00%